Accounts Payable and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

	September 30, 2021	December 31, 2020

Accounts payable	$29,850	$80,548
Accrued payroll	61,803	46,650
Credit cards payable	13,130	49,045
Other	14,422	10,803
Total	$119,205	$187,046

	December 31, 2020	December 31, 2019

Accounts payable	$80,548	$90,720
Accrued payroll and related costs	46,650	51,115
Credit cards payable	49,045	56,759
Insurance	—	14,982
Other	10,803	4,429
Total	$187,046	$218,005